PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Motor vehicles	¥3,871,567	¥4,116,847	$607,436
Office equipment and fixtures	828,285	1,139,587	168,145
Production equipment	916,025	916,026	135,159
Total property and equipment	5,615,877	6,172,460	910,740
Less: Accumulated depreciation and amortization	(2,708,115)	(3,404,490)	(502,329)
Property and equipment, net	¥2,907,762	¥2,767,970	$408,411